Interest expense (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Interest Expense [Line Items]
Amortization of deferred financing costs	4,326	1,623
Interest on long term debt	21,973	22,916
Other interest (income) expense	(276)	624
Total interest expense, net	21,697	23,540
Capital lease obligations
Schedule of Interest Expense [Line Items]
Interest on long term debt	2,716	1,326
Credit facilities
Schedule of Interest Expense [Line Items]
Interest on long term debt	2,424	4,759
Corporate debentures | Series 1 Debentures
Schedule of Interest Expense [Line Items]
Interest on long term debt	12,507	15,208